FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value of financial instruments [text block]
The following tables list the company’s financial instruments by their carrying value and fair value as at June 30, 2024 and December 31, 2023:

	2024		2023
AS AT JUN. 30, 2024 AND DEC. 31, 2023 (MILLIONS)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$11,249	$11,249	$11,222	$11,222
Other financial assets
Government bonds	1,416	1,416	1,600	1,600
Corporate bonds	4,593	4,593	2,441	2,441
Fixed income securities and other	9,788	9,788	9,198	9,198
Common shares and warrants	4,488	4,488	5,181	5,181
Loans and notes receivable	10,329	10,329	9,904	9,904
	30,614	30,614	28,324	28,324
Accounts receivable and other	19,539	19,539	19,464	19,464
	$61,402	$61,402	$59,010	$59,010
Financial liabilities
Corporate borrowings	$14,823	$13,856	$12,160	$11,350
Non-recourse borrowings of managed entities
Property-specific borrowings	211,031	210,159	205,336	205,003
Subsidiary borrowings	16,662	16,347	16,214	16,030
	227,693	226,506	221,550	221,033
Accounts payable and other	47,696	47,696	50,009	50,009
Subsidiary equity obligations	5,021	5,021	4,145	4,145
	$295,233	$293,079	$287,864	$286,537

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2024			2023
AS AT JUN. 30, 2024 AND DEC. 31, 2023 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$80	$1,336	$—	$25	$1,575	$—
Corporate bonds	—	1,686	726	—	1,662	777
Fixed income securities and other	494	969	5,416	455	958	4,903
Common shares and warrants	612	1,367	2,509	857	1,309	3,015
Loans and notes receivables	—	29	16	—	46	17
	1,186	5,387	8,667	1,337	5,550	8,712
Accounts receivable and other	4	3,257	66	6	2,520	89
	$1,190	$8,644	$8,733	$1,343	$8,070	$8,801
Financial liabilities
Accounts payable and other	$5	$4,179	$3,086	$9	$5,119	$3,259
Subsidiary equity obligations	—	2	145	4	—	259
	$5	$4,181	$3,231	$13	$5,119	$3,518
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2024 (MILLIONS)
Core	$18,620
Transitional and development	22,461
LP Investments	81,426
Other investment properties	4,728
$127,235

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2024			2023
AS AT JUN. 30, 2024 AND DEC. 31, 2023 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$80	$1,336	$—	$25	$1,575	$—
Corporate bonds	—	1,686	726	—	1,662	777
Fixed income securities and other	494	969	5,416	455	958	4,903
Common shares and warrants	612	1,367	2,509	857	1,309	3,015
Loans and notes receivables	—	29	16	—	46	17
	1,186	5,387	8,667	1,337	5,550	8,712
Accounts receivable and other	4	3,257	66	6	2,520	89
	$1,190	$8,644	$8,733	$1,343	$8,070	$8,801
Financial liabilities
Accounts payable and other	$5	$4,179	$3,086	$9	$5,119	$3,259
Subsidiary equity obligations	—	2	145	4	—	259
	$5	$4,181	$3,231	$13	$5,119	$3,518

Description of valuation techniques used in fair value measurement, assets
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2024	Valuation Techniques and Key Inputs
Other financial assets	$5,387	Valuation models based on observable market data
Derivative assets/Derivative liabilities (accounts receivable/accounts payable)	3,257 / (4,179)	Foreign currency forward contracts – discounted cash flow model – forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at credit adjusted rate

Interest rate contracts – discounted cash flow model – forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

		Energy derivatives – quoted market prices, or in their absence internal valuation models, corroborated with observable market data

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2024	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$726	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	5,416	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	2,509	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/ Derivative liabilities (accounts receivable/payable)	66 / (3,086)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(145)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2024	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$726	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	5,416	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	2,509	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/ Derivative liabilities (accounts receivable/payable)	66 / (3,086)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(145)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value

Disclosure of financial assets
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2024:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2024 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$8,376	$3,292	$8,801	$3,518
Fair value changes in net income	74	(125)	154	(399)
Fair value changes in other comprehensive income[1]	94	134	51	129
Transfers in	—	—	6	—
Transfers out	4	4	(622)	(48)
Additions, net of disposals	185	(74)	343	31
Balance, end of period	$8,733	$3,231	$8,733	$3,231
1.Includes foreign currency translation.

Disclosure of financial liabilities
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 for the periods ended June 30, 2024:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30, 2024 (MILLIONS)	Financial Assets	Financial Liabilities	Financial Assets	Financial Liabilities
Balance, beginning of period	$8,376	$3,292	$8,801	$3,518
Fair value changes in net income	74	(125)	154	(399)
Fair value changes in other comprehensive income[1]	94	134	51	129
Transfers in	—	—	6	—
Transfers out	4	4	(622)	(48)
Additions, net of disposals	185	(74)	343	31
Balance, end of period	$8,733	$3,231	$8,733	$3,231
1.Includes foreign currency translation.